PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Plant, Property and Equipment

	December 31, 2017	December 31, 2016
Land, buildings and improvements	$8,979	$8,998
Wireless communication systems	754,257	685,562
Furniture, equipment, vehicles and software	164,498	111,690
Construction in progress	55,135	61,246

	982,869	867,496
Less: accumulated depreciation	(567,241)	(473,931)

Property and equipment, net	$415,628	$393,565

Activity in AROs

The activity in the AROs was as follows:

	Years Ended December 31,
	2017	2016
Beginning balance	$21,593	$18,878
Revisions in estimated cash flows	(4,218)	(690)
Additional accruals	959	1,733
Foreign currency translation	526	132
Accretion	1,055	1,585
Disposals	(37)	(45)

Ending balance	$19,878	$21,593